SHORT-TERM AND LONG-TERM DEBT - Narrative (Details) kr in Millions	1 Months Ended		12 Months Ended
	Apr. 30, 2023 USD ($)	Feb. 28, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 NOK (kr)	Sep. 30, 2024 NOK (kr)	Apr. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 NOK (kr)	May 12, 2021 USD ($)	Jan. 21, 2020 NOK (kr)	Jun. 04, 2019 NOK (kr)
Debt Instrument [Line Items]
Long-term debt			$ 2,862,240,000				$ 2,163,688,000
Total assets			4,107,769,000				3,731,389,000
Asset Pledged as Collateral
Debt Instrument [Line Items]
Total assets			3,500,000,000				2,600,000,000
$60 Million Loan Facility
Debt Instrument [Line Items]
Aggregate debt amount			60,000,000
Long-term debt			15,000,000.0				60,000,000.0
NOK700 million senior unsecured bonds due 2024
Debt Instrument [Line Items]
Aggregate debt amount			700,000,000								kr 700.0
Facility repurchased amount			62,800,000	kr 695.0
Gain (loss) on purchased bonds			(400,000)
Long-term debt			0	0.0			68,400,000	kr 695.0
NOK 600 Million Senior Unsecured Bond Due 2025
Debt Instrument [Line Items]
Aggregate debt amount | kr										kr 600.0
Facility repurchased amount			56,100,000	590.0
Gain (loss) on purchased bonds			(400,000)
Long-term debt			$ 0	kr 0.0			58,100,000	590.0
7.25% senior unsecured sustainability-linked bonds due 2026
Debt Instrument [Line Items]
Aggregate debt amount									$ 150,000,000
Interest rate (as a percent)			7.25%	7.25%					7.25%
Long-term debt			$ 150,000,000				150,000,000
8.875% senior unsecured sustainability-linked bonds due 2027
Debt Instrument [Line Items]
Aggregate debt amount		$ 150,000,000.0
Interest rate (as a percent)		8.875%	8.875%	8.875%
Long-term debt			$ 150,000,000				150,000,000
Issue price, percentage (as a percent)		0.9958
Unamortized discount		$ 600,000
US Dollar 150 million senior secured term loan facility
Debt Instrument [Line Items]
Aggregate debt amount	$ 150,000,000
Long-term debt			147,400,000				148,900,000
Term of loan in years	3 years
Senior Unsecured Bonds Due 2028
Debt Instrument [Line Items]
Aggregate debt amount						$ 150,000,000
Interest rate (as a percent)						8.25%
Long-term debt			145,200,000				0
Carbon Emissions Reduction Rate						0.02
Unsecured sustainability linked bonds, principal amounts			10,800,000
Unsecured sustainability linked bonds, loss on transaction			500,000
Resold unsecured sustainability linked bonds, principal amounts			6,000,000.0
NOK750 million senior unsecured floating rate bonds due 2029
Debt Instrument [Line Items]
Aggregate debt amount			750,000,000		kr 750.0
Facility repurchased amount			2,400,000	kr 26.0
Long-term debt			$ 63,600,000	kr 724.0			$ 0	kr 0.0